Consolidated statement of changes in equity (Parenthetical) - EUR (€) € in Millions, shares in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Impact of the group's cash flow hedges, net gain (loss) deferred to other comprehensive income		€ (2,037)	€ 2,322	€ 3,704
Net gain (loss) recycled to the income statement		254	896	1,422
Equity	€ 57,073	€ 60,998	64,483	€ 57,073
Reissue of treasury shares	1,519
Reissue of treasury shares, value	€ 1,903
Vantage Towers [Member]
Gains (losses) on disposals of investments			8,607
Vodafone Ghana Mobile Financial Services Limited
Gains (losses) on disposals of investments			689
Vodafone Hungary
Gains (losses) on disposals of investments			€ (69)